General - Additional Information (Detail)	1 Months Ended				12 Months Ended				1 Months Ended		12 Months Ended
	Mar. 19, 2012 USD ($)	Mar. 19, 2012 CAD	Mar. 23, 2012 USD ($)	Mar. 23, 2012 CAD	Jun. 30, 2012 USD ($)	Jun. 30, 2012	Dec. 21, 2004	Dec. 21, 2004 Subordinated Notes	Nov. 10, 2011 Senior Secured Notes USD ($)	Nov. 10, 2011 Senior Secured Notes Original Term Loan	Jun. 30, 2012 STA Holdings	Jun. 30, 2012 STA Holdings Common Class A	Jun. 30, 2012 Parkview Transit	Jun. 30, 2012 STA, Inc.	Jun. 30, 2012 Management STA Holdings Class B Series Two Common Shares	Jun. 30, 2012 Management STA Holdings Class B Series Three Common Shares
Organization and Nature of Operations [Line Items]
Income participating securities, principal amount of subordinated notes						3.847	3.847
Debt instrument, stated percentage								14.00%	4.246%	5.941%
Ownership of common stock shares											99.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Senior notes									$ 35,000,000
Senior notes additional year term									5 years
Senior secured notes, maturity date									Nov. 10, 2016	Dec. 14, 2011
Common stock shares issued	10,950,000	10,950,000	1,300,000	1,300,000
Gross cash Proceed from issuance of common stock	75,700,000	75,000,000	8,900,000	8,900,000
Net proceed from issuance of common stock	$ 71,100,000	70,500,000	$ 8,500,000	8,500,000	$ 79,606,000